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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                                   MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number 811-02850

                           Valor Investment Fund, Inc.
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               (Exact name of registrant as specified in charter)

              2290 First National Building, Detroit, Michigan 48226
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              (Address of principal executive offices)      (Zip code)

      David Foltyn, 2290 First National Building, Detroit, Michigan 48226
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (313) 465-7000

Date of fiscal year end:  July 31

Date of reporting period:  July 1, 2003 to June 30, 2004

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


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                           VALOR INVESTMENT FUND, INC.

ITEM 1.

Valor Investment Fund, Inc. holds fixed income securities and therefore, did not own or hold any voting securities during the reporting period.



                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALOR INVESTMENT FUND, INC.
(Registrant)


By: /s/ William B. Klinsky
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        William B. Klinsky, President
        Date: October 29, 2004